Average Annual Total Returns - Parametric Dividend Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Average Annual Return, Caption	Average Annual Total Return as of December 31, 2024
S&P 500® Index
Average Annual Total Return as of December 31, 2024		25.02%	14.51%	13.09%
Average Annual Total Return as of December 31, 2024	(reflects no deductions for fees, expenses or taxes)
Russell 1000® Value Index
Average Annual Total Return as of December 31, 2024		14.37%	8.67%	8.48%
Average Annual Total Return as of December 31, 2024	Index (reflects no deductions for fees, expenses or taxes)
Class A | After Taxes on Distributions
Average Annual Total Return as of December 31, 2024		(0.36%)	5.35%	6.69%
Class A | After Taxes on Distributions and Sales
Average Annual Total Return as of December 31, 2024		2.83%	4.93%	6.04%
Class A
Average Annual Total Return as of December 31, 2024		2.54%	6.49%	7.73%
Class I
Average Annual Total Return as of December 31, 2024		8.45%	7.90%	8.58%